Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

03004348

Cert NYS

1-11846

NYSE

April 7, 2003

RECD S.E.C.
APR 0 7 2003
031

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, APTARGROUP, INC., Preferred Stock Purchase Rights (for Series B Junior Participating Preferred Stock) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 7, 2003.

Sincerely,

PROCESSED
APR 10 2003
THOMSON
FINANCIAL